Loans - Loan Delinquency and Non-Accrual Loans (Detail) ₨ in Millions, $ in Millions		Mar. 31, 2026 INR (₨)		Mar. 31, 2026 USD ($)		Mar. 31, 2025 INR (₨)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans		₨ 31,588,195.4		$ 336,653.5		₨ 28,638,811.1
Finance receivable on non-accrual status		368,716.8		3,929.6		375,910.9
Retail Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans		23,581,443.2		251,320.9		21,531,565.4
Retail Loans | Auto loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans		1,685,705.3		17,965.5		1,550,907.4
Finance receivable on non-accrual status		16,862.8				16,360.1
Retail Loans | Personal loans/Credit card
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans		3,625,818.2		38,642.4		3,426,193.3
Finance receivable on non-accrual status		23,962.2				28,927.7
Retail Loans | Retail business banking
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans		5,937,084.5		63,274.9		4,967,690.0
Finance receivable on non-accrual status		84,940.2				67,930.3
Retail Loans | Commercial vehicle and construction equipment finance
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans		2,054,765.4		21,898.8		1,862,193.6
Finance receivable on non-accrual status		30,437.6				28,370.4
Retail Loans | Housing loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans		7,464,999.4		79,558.8		7,141,179.0
Finance receivable on non-accrual status		46,195.7				50,161.9
Retail Loans | Other Retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans		2,813,070.4	[1]	29,980.5		2,583,402.1	[2]
Finance receivable on non-accrual status		105,503.9	[1]			89,835.3	[2]
Wholesale loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans		8,006,752.2		85,332.6		7,107,245.7
Finance receivable on non-accrual status		60,814.4				94,325.2
31 to 90 days past due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans		153,854.5		1,639.7		162,948.3
31 to 90 days past due | Retail Loans | Auto loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans		9,042.3				8,143.6
31 to 90 days past due | Retail Loans | Personal loans/Credit card
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans		26,767.2				32,386.3
31 to 90 days past due | Retail Loans | Retail business banking
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans		29,591.2				20,814.2
31 to 90 days past due | Retail Loans | Commercial vehicle and construction equipment finance
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans		20,179.5				21,153.2
31 to 90 days past due | Retail Loans | Housing loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans		33,115.6				35,639.8
31 to 90 days past due | Retail Loans | Other Retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans		33,139.6	[1]			41,687.8	[2]
31 to 90 days past due | Wholesale loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans		2,019.1				3,123.4
Non-accrual/ 91 days or more past due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans		368,716.8		3,929.6		375,910.9
Non-accrual/ 91 days or more past due | Retail Loans | Auto loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans		16,862.8				16,360.1
Non-accrual/ 91 days or more past due | Retail Loans | Personal loans/Credit card
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans		23,962.2				28,927.7
Non-accrual/ 91 days or more past due | Retail Loans | Retail business banking
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans		84,940.2				67,930.3
Non-accrual/ 91 days or more past due | Retail Loans | Commercial vehicle and construction equipment finance
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans		30,437.6				28,370.4
Non-accrual/ 91 days or more past due | Retail Loans | Housing loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans		46,195.7				50,161.9
Non-accrual/ 91 days or more past due | Retail Loans | Other Retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans		105,503.9	[1]			89,835.3	[2]
Non-accrual/ 91 days or more past due | Wholesale loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans		60,814.4				94,325.2
Total current
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans	[3]	31,065,624.1	[1]	$ 331,084.2	[1]	28,099,951.9	[2]
Total current | Retail Loans | Auto loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans	[3]	1,659,800.2	[1]			1,526,403.7	[2]
Total current | Retail Loans | Personal loans/Credit card
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans	[3]	3,575,088.8	[1]			3,364,879.3	[2]
Total current | Retail Loans | Retail business banking
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans	[3]	5,822,553.1	[1]			4,878,945.5	[2]
Total current | Retail Loans | Commercial vehicle and construction equipment finance
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans	[3]	2,004,148.3	[1]			1,812,670.0	[2]
Total current | Retail Loans | Housing loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans	[3]	7,385,688.1	[1]			7,055,377.3	[2]
Total current | Retail Loans | Other Retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans	[3]	2,674,426.9	[1]			2,451,879.0	[2]
Total current | Wholesale loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans	[3]	₨ 7,943,918.7	[1]			₨ 7,009,797.1	[2]

[1]	Includes crop-related agricultural loans with days past due less than 366 as they are not considered as non-performing of Rs. 65.1 billion.
[2]	Includes crop-related agricultural loans with days past due less than 366 as they are not considered as non-performing of Rs. 44.4 billion.
[3]	Loans up to 30 days past due are considered current.